Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense) benefit for the years ended December 31, 2012 and 2011consisted of the following:

	2012	2011

Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	1,267,000	56,000
State	(653,000)	(18,000)
Net operating loss carryforward	4,635,000	1,310,000
Valuation Allowance	(5,267,000)	(1,366,000)
Total income tax (expense) benefit	$(18,000)	$(18,000)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of Cytomedix’s deferred tax assets and liabilities consisted of the following at December 31:

	2012	2011
Deferred tax assets:
Stock-based compensation	$5,087,000	$3,948,000
Tax credits	2,512,000	—
Deferred financing costs	714,000	—
Start-up and organizational costs	272,000	—
Tax deductible Goodwill	136,000	—
Property and equipment	244,000	—
Derivative liabilities	522,000	713,000
Other	109,000	168,000
Total deferred tax assets	9,596,000	4,829,000
Deferred tax liabilities:
Intangible Assets	(12,353,000)	—
Discount on Note Payable	(377,000)	(617,000)
Other	(50,000)	(32,000)
Total deferred tax liabilities	(12,780,000)	(649,000)
Net deferred tax assets, excluding net operating loss carryforwards	(3,184,000)	4,180,000
Net operating loss carryforwards	41,540,000	15,488,000
	38,356,000	19,668,000
Less valuation allowance	(38,406,000)	(19,700,000)
Total deferred tax assets (liabilities)	$(50,000)	$(32,000)

Schedule Of Change In Valuation Allowance For Deferred Tax Assets [Table Text Block]
The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance – January 1, 2011	$18,334,000
2011 provision	1,366,000
Valuation allowance – December 31, 2011	19,700,000
Purchase Accounting changes	13,439,000
2012 provision	5,267,000
Valuation allowance – December 31, 2012	$38,406,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2012	2011

U.S. Federal statutory income tax	35.0%	35.0%
State and local income tax benefits	4.2%	3.4%
Fair value of Derivatives	(6.8)%	4.7%
Nondeductible guarantee fees	(3.7)%	(2.0)%
Other	(2.1)%	(1.5)%
Valuation allowance for deferred income tax assets	(26.6)%	(39.1)%
Effective income tax rate	0.1%	0.5%